BUSINESS COMBINATION - Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Feb. 11, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 1,660,102		$ 1,397,493	$ 1,406,965
Care.com
Business Acquisition [Line Items]
Cash and cash equivalents		$ 57,702
Short-term investments		20,000
Accounts receivable		20,213
Other current assets		7,479
Property and equipment		2,894
Goodwill		404,313
Intangible assets		116,800
Deferred income taxes		32,112
Other non-current assets		30,444
Total assets		691,957
Deferred revenue		(13,422)
Other current liabilities		(39,698)
Deferred income taxes		(25,824)
Other non-current liabilities		(26,039)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total		$ 586,974